Borrowing Arrangements - Dutch landlord loan (Details) - Dutch Landlord Loan [Member] € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 12, 2014 EUR (€)
Debt Instrument [Line Items]
Aggregate principal amount | €			€ 242
Interest rate	8.50%
Interest expense | $	$ 17	$ 19